Note Derivative instruments and hedging activities (Derivative instruments and hedging activities- Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative
Derivative, Credit Risk	By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation’s credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.
Derivatives, Offsetting Fair Value Amounts, Policy	Pursuant to the Corporation’s accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral.
Derivative, Net Liability Position, Aggregate Fair Value	$ 4,000	$ 9,000
Collateral Already Posted, Aggregate Fair Value	10,000	15,000
Additional Collateral, Aggregate Fair Value	$ 0	0
Maximum Length of Time Hedged in Cash Flow Hedge	82 days
Fair Value Hedges At Fair Value Net	$ 0	0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(305)	(8,491)	$ 11,087
Derivative Credit Risk Valuation Adjustment, Derivative Assets	800	100	500
Derivative Credit Risk Valuation Adjustment, Derivative Liabilities	300	1,200	$ 1,000
Derivative, Collateral, Right to Reclaim Cash	10,000	15,000
Derivative, Collateral, Obligation to Return Cash	$ 0	$ 0